Consolidated Statements of Changes in Shareholders' Equity (Deficit) - CAD ($)	Share capital [Member]	Shares to be issued [Member]	Subscriptions received [Member]	Contributed Surplus [Member]	Deficit [Member]	Accumulated other comprehensive losses [Member]	Total
Beginning Balance at Nov. 30, 2019	$ 5,676,498	$ 22,811	$ 0	$ 736,271	$ (5,968,892)	$ 46,244	$ 512,932
Beginning Balance (Shares) at Nov. 30, 2019	32,796,600
Statements Line Items
Net loss for the year					(2,924,236)		(2,924,236)
Shares issued for warrants exercised	$ 246,667						246,667
Shares issued for warrants exercised (Shares)	1,233,334
Private placements	$ 1,367,325	$ (22,811)		83,109			1,427,623
Private placements (Shares)	8,232,330
Share issuance costs	$ (38,727)						(38,727)
Shares issued as compensation	$ 125,000						125,000
Shares issued as compensation (Shares)	500,000
Stock-based compensation				479,107			479,107
Foreign currency translation gain (loss)						19,546	19,546
Ending Balance at Nov. 30, 2020	$ 7,376,763		0	1,298,487	(8,893,128)	65,790	(152,088)
Ending Balance (Shares) at Nov. 30, 2020	42,762,264
Statements Line Items
Net loss for the year					(4,974,834)		(4,974,834)
Shares issued for warrants exercised	$ 1,332,727						1,332,727
Shares issued for warrants exercised (Shares)	6,129,572
Fair value of warrants exercised	$ 36,859			(36,859)
Shares issued for options exercised	$ 222,500						222,500
Shares issued for options exercised (Shares)	425,000
Private placements	$ 2,749,000			287,499			3,036,499
Private placements (Shares)	8,930,000
Fair value of options exercised	$ 158,106			(158,106)
Fair value of broker warrants granted	(174,427)			174,427
Shares issued to finders	$ (100,500)						(100,500)
Shares issued to finders (Shares)	336,250
Cash paid to finders	$ (74,180)						(74,180)
Shares issued as compensation	$ 307,734						307,734
Shares issued as compensation (Shares)	656,250
Stock-based compensation				1,144,342			1,144,342
Foreign currency translation gain (loss)						30,603	30,603
Ending Balance at Nov. 30, 2021	$ 11,834,582		0	2,709,790	(13,867,962)	96,393	772,803
Ending Balance (Shares) at Nov. 30, 2021	59,239,336
Statements Line Items
Net loss for the year					(2,667,798)		(2,667,798)
Foreign currency translation gain (loss)						(71,262)	(71,262)
Shares issued from services	$ 17,189						17,189
Shares issued from services (Shares)	78,125
Ending Balance at Nov. 30, 2022	$ 11,851,771		$ 0	$ 2,709,790	$ (16,535,760)	$ 25,131	$ (1,949,068)
Ending Balance (Shares) at Nov. 30, 2022	59,317,461